BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 93.6%				$1,771,326,363
(COST $1,885,404,259)

Asset-Backed Securities - 7.9%				149,788,765
AASET Trust, Series 2024-1A A1 (l)	6.261	05/16/49	5,654,875	5,689,079
AASET Trust, Series 2025-2A A (l)	5.522	02/16/50	914,880	901,548
American Airlines, Series 2015-1 A	3.375	11/01/28	852,679	844,855
American Airlines, Series 2017-1 A	4.000	08/15/30	170,738	164,935
Business Jet Securities, LLC, Series 2024-1A A (l)	6.197	05/15/39	5,414,533	5,451,385
Business Jet Securities, LLC, Series 2026-1A A (l)	5.464	06/15/41	2,433,333	2,414,204
Castle Aircraft Securitization Trust, Series 2019-1A A (l)	3.967	04/15/39	359,956	357,077
CLI Funding IX LLC, Series 2024-1A B (l)	5.660	07/20/49	3,429,396	3,381,494
CVS Pass-Through Trust	6.943	01/10/30	1,241,252	1,256,837
DCAL Aviation Finance Ltd. (AIM), Series 2015-1A A1 (f)(l)	6.213	02/15/40	397,907	393,335
ECAF I Ltd., Series 2015-1A A2 (l)	4.947	06/15/40	1,453,235	1,393,987
ECAF I Ltd., Series 2015-1A B1 (l)	5.802	06/15/40	19,177,362	15,164,683
GGAM Master Trust International, Ltd., Series 2026-1A A (l)	5.861	09/30/60	2,490,469	2,459,187
HALO AirFinance DAC, Series 2026-1A A (l)	5.390	08/20/41	3,000,000	2,994,451
HOA RoyaltyCo LLC, Series 2025-1A 2I (i)(l)(m)	4.723	11/22/55	13,165,088	5,864,178
Horizon Aircraft Finance I Ltd., Series 2018-1 B (l)	5.270	12/15/38	2,702,399	2,675,359
Horizon Aircraft Finance II Ltd., Series 2019-1 A (l)	3.721	07/15/39	705,848	700,550
Horizon Aircraft Finance IV Ltd., Series 2024-1 A (l)	5.375	09/15/49	6,951,490	6,860,352
Instar Leasing V LLC, Series 2026-1A A (l)	5.250	04/17/56	4,974,645	4,831,476
Instar Leasing V LLC, Series 2026-1A B (l)	5.530	04/17/56	2,000,000	1,945,390
Labrador Aviation Finance Ltd., Series 2016-1A B1 (l)	5.682	01/15/42	9,868,347	10,524,963
Lafayette Federal Credit Union Asset Trust (MRQI), Series 2026-HI1A A2 (l)	5.375	02/25/48	5,557,439	5,447,734
MACH 1 Cayman Ltd., Series 2019-1 B (l)	4.335	10/15/39	24,799	24,689
MAPS Ltd., Series 2026-1A A (l)	5.201	01/15/51	7,660,586	7,480,783
METAL LLC, Series 2017-1 A (l)	4.581	10/15/42	11,600,408	8,188,960
METAL LLC, Series 2017-1 B (l)(m)	6.500	10/15/42	26,657,035	2,963,463
Phantom Aviation, Series 2026-1 A (l)	5.240	01/15/51	3,417,839	3,307,435
Pk Alift Loan Funding 6 LP, Series 2025-1 A (l)	5.365	11/15/42	3,380,108	3,382,936
Pk Alift Loan Funding 9 LP, Series 2026-2 A (l)	5.217	02/15/44	2,500,000	2,484,240
Pk Alift Loan Funding 9 LP, Series 2026-2 B (l)	5.384	02/15/44	1,000,000	991,856
Project Silver, Series 2019-1 A (l)	3.967	07/15/44	1,898,086	1,865,837
PROP Limited, Series 2017-1 B (l)(m)	6.900	03/15/42	3,836,109	3,025,923
Signal Rail IV LLC, Series 2025-1A A (l)	5.180	11/17/55	5,741,698	5,579,936
Signal Rail IV LLC, Series 2025-1A B (l)	5.360	11/17/55	1,700,000	1,643,068
Slam Ltd., Series 2024-1A A (l)	5.335	09/15/49	1,627,008	1,603,002
SMB Private Education Loan Trust, Series 2014-A C (l)	4.500	09/15/45	7,000,000	6,214,933
Sprite Limited, Series 2021-1 A (l)	3.750	11/15/46	2,125,684	2,086,504
Sprite Limited, Series 2021-1 B (l)	5.100	11/15/46	674,089	667,752
TGIF Funding LLC, Series 2017-1A A2 (l)(m)	6.202	04/30/47	10,990,469	8,159,829
Thrust Engine Leasing DAC, Series 2021-1A A (l)	4.163	07/15/40	2,851,309	2,817,765
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (l)	4.750	11/15/39	93,279	93,048
Trinity Rail Leasing, Series 2025-1A A (l)	5.090	10/19/55	2,919,871	2,858,873
Trinity Rail Leasing, Series 2025-1A B (l)	5.300	10/19/55	1,160,000	1,134,432
United Airlines, Series 2020-1 A	5.875	04/15/29	1,483,510	1,496,442

Commercial Mortgage-Backed Securities - 7.8%				148,124,419
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1.0 x (TSFR1M + 1.26448%), floor 1.150%) (d)(l)	4.904	06/15/31	5,608,848	5,593,054
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)(f)	4.514	11/10/48	7,000,000	3,649,947
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.781	02/10/49	5,000,000	4,387,500
COMM Mortgage Trust, Series 2012-CR4 AM (f)	3.251	10/15/45	3,000,000	2,902,200
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.869	04/10/47	4,044,645	3,938,675
COMM Mortgage Trust, Series 2014-UBS4 D (d)(l)(m)	4.833	08/10/47	9,740,000	3,070,145
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,178,767
COMM Mortgage Trust, Series 2014-UBS5 C (d)(f)	4.884	09/10/47	6,500,000	6,045,650
COMM Mortgage Trust, Series 2015-DC1 C (d)(f)	4.415	02/10/48	540,000	473,845
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.521	07/10/50	2,500,000	2,076,000
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.735	12/15/49	3,000,000	2,919,726
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	3.891	04/15/50	1,780,000	1,738,900
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.299	06/15/57	568,718	543,114
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.338	08/15/48	5,795,000	4,498,079
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (f)(l)	4.452	05/10/44	7,220,321	6,627,605
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(f)(l)(m)	5.268	05/10/44	4,197,000	62,913
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.452	09/10/47	1,552,425	1,513,536
HMH Trust, Series 2017-NSS A (l)	3.062	07/05/31	3,413,475	2,756,381
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (l)	5.013	02/15/46	1,637,022	1,632,137
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (l)	5.360	02/15/46	9,250,000	9,037,403
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(l)	3.693	12/15/47	816,794	800,426
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(l)	4.500	07/15/47	357,219	347,415
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.072	07/15/45	1,582,375	1,558,624
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.171	08/15/46	2,042,438	1,989,294
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.661	02/15/47	5,060,000	4,935,322
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(f)(l)	4.859	09/15/47	4,472,541	2,817,701
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B (f)	4.116	11/15/47	10,400,000	9,727,238
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.427	10/15/48	656,583	647,910
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B (f)	4.389	11/15/48	500,000	150,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.080	07/15/46	2,750,000	2,547,160
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.202	08/15/46	3,983,946	3,844,468
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.814	10/15/46	101,936	98,602
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	3.757	03/15/48	8,000,000	7,239,920
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(f)(l)(m)	4.092	04/15/48	5,000,000	1,974,900
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(l)	5.385	06/15/44	204,352	202,340
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.522	12/15/48	2,610,036	2,557,861
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)(f)	4.319	12/15/49	5,000,000	3,501,890
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	2,715,028	2,499,184
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	4,958,043	4,659,222
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.431	09/15/48	3,562,125	3,423,808
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.198	11/15/59	3,000,000	2,546,304
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 x (TSFR1M + 0.921%), floor 0.875%) (d)(f)(l)	4.560	12/15/34	1,625,000	1,522,814
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	803,648	779,539
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.424	12/15/45	7,000,000	5,952,800
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)	3.841	06/15/46	1,500,000	1,425,765
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.286	08/15/46	3,096,633	3,019,186
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)(m)	4.513	05/15/47	4,500,000	1,979,955
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	2,047,526	2,011,695
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (f)(l)	3.497	08/15/47	5,000,000	4,587,500
WP Glimcher Mall Trust, Series 2015-WPG B (d)(l)	3.633	06/05/35	2,231,464	2,129,999

Corporate Bonds - 73.0%				1,381,685,226
AbbVie Inc.	4.500	05/14/35	1,500,000	1,410,627
AEP Texas Inc.	5.700	05/15/34	2,000,000	2,017,518
Affiliated Managers Group, Inc.	5.500	08/20/34	4,500,000	4,431,850
Affiliated Managers Group, Inc.	5.500	02/15/36	3,000,000	2,902,073
Albemarle Corp.	5.050	06/01/32	7,250,000	7,116,210
Alexandria Real Estate Equities, Inc.	4.700	07/01/30	1,350,000	1,320,842
Alexandria Real Estate Equities, Inc.	4.750	04/15/35	5,250,000	4,874,608
Alexandria Real Estate Equities, Inc.	5.250	05/15/36	750,000	715,730
Ally Financial Inc.	4.750	06/09/27	6,954,000	6,967,889
Amazon.com, Inc.	4.650	11/20/35	1,500,000	1,412,632
Ameren Corp.	1.950	03/15/27	2,960,000	2,921,325
American Assets Trust, L.P.	6.150	10/01/34	7,000,000	6,948,850
American Coastal Insurance Corp. (c)	6.250	12/15/27	2,250,000	2,261,250
American Financial Group, Inc.	5.000	09/23/35	500,000	470,427
American Honda Finance Corp.	5.200	03/05/35	1,250,000	1,219,311
American Tower Corp.	3.650	03/15/27	6,550,000	6,522,896
Americold Realty Operating Partnership, L.P.	5.409	09/12/34	7,532,000	7,186,778
Anheuser-Busch InBev Worldwide Inc.	6.625	08/15/33	500,000	539,771
Aon Corp. / Aon Global Holdings PLC	2.850	05/28/27	4,559,000	4,506,188
Arizona Public Service Co.	5.625	05/15/33	5,000,000	4,949,472
Arrow Electronics, Inc.	5.875	04/10/34	6,920,000	6,990,537
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)(k)	6.306	12/15/66	12,106,000	10,592,275
AT&T Inc.	7.700	05/01/32	1,000,000	1,104,117
AT&T Inc.	4.500	05/15/35	2,750,000	2,524,987
AT&T Inc.	4.900	11/01/35	3,750,000	3,535,912
Avery Dennison Corp.	6.000	01/15/33	205,000	210,275
Avnet, Inc.	6.250	03/15/28	2,000,000	2,034,560
Avnet, Inc.	3.000	05/15/31	580,000	516,274
Avnet, Inc.	5.500	06/01/32	4,549,000	4,517,590
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(j)(k)	4.326	09/15/26	2,500,000	1,879,772
Banc of California, Inc. (TSFR3M + 4.195%) (d)	8.006	10/30/30	12,500,000	12,442,097
Bank of America Corp.	4.250	12/03/29	5,000,000	4,934,635
Bank of America Corp. (4.0 x (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	0.090	11/19/30	671,000	535,033
Bank of America Corp.	5.100	10/22/37	5,000,000	4,746,395
Bank of Marin Bancorp (6.750% to 12/01/30, then TSFR3M + 3.350%) (h)(l)	6.750	12/01/35	6,000,000	5,914,592
Bank of Montreal (6.709% to 08/25/29, then H15T5Y + 2.979%) (h)(j)(k)	6.709	02/25/27	6,977,000	7,004,922
Bank of Montreal	4.950	03/24/31	5,000,000	4,891,470
Barclays Bank PLC	5.000	08/01/30	5,000,000	4,860,042
Baxter Int'l. Inc.	1.915	02/01/27	810,000	801,272
Baxter Int'l. Inc.	2.539	02/01/32	1,000,000	858,620
Baxter Int'l. Inc.	5.650	12/15/35	5,500,000	5,364,395
BCB Bancorp, Inc. (9.250% to 09/01/29, then TSFR3M + 5.820%) (h)	9.250	09/01/34	5,000,000	5,203,557
Becton Dickinson and Co.	7.000	08/01/27	308,000	313,296
Berry Global, Inc.	1.650	01/15/27	953,000	942,768
Berry Global, Inc.	5.500	04/15/28	5,550,000	5,611,653
Big Poppy Holdings, Inc. (8.000% to 03/20/31, then TSFR3M + 4.450%) (h)(l)	8.000	03/20/36	3,000,000	3,003,204
Bio-Rad Laboratories, Inc.	3.300	03/15/27	6,193,000	6,155,137
Black Hills Corp.	3.150	01/15/27	1,300,000	1,294,115
Block Financial LLC	2.500	07/15/28	2,900,000	2,771,949
Block Financial LLC	3.875	08/15/30	4,500,000	4,249,154
Boardwalk Pipelines, LP	4.450	07/15/27	6,948,000	6,940,754
Boeing Co.	5.150	05/01/30	2,300,000	2,305,800
Boeing Co.	6.125	02/15/33	1,000,000	1,039,462
Boeing Co.	3.300	03/01/35	2,881,000	2,428,233
BofA Finance LLC	4.150	11/26/27	733,000	720,798
Booz Allen Hamilton Inc.	5.950	08/04/33	3,500,000	3,513,968
Booz Allen Hamilton Inc.	5.950	04/15/35	3,500,000	3,468,227
BorgWarner, Inc.	2.650	07/01/27	2,522,000	2,483,967
Boston Properties LP	3.250	01/30/31	4,085,000	3,763,264
Boston Properties LP	5.750	01/15/35	3,155,000	3,124,316
Broadcom Inc.	4.900	07/15/32	5,000,000	4,849,642
Broadmark Realty Capital Inc. (l)	5.000	11/15/26	5,000,000	4,943,174
Broadstone Net Lease, LLC	5.000	11/01/32	2,600,000	2,536,467
Brown & Brown, Inc.	4.600	12/23/26	2,500,000	2,501,859
Brown & Brown, Inc.	5.650	06/11/34	4,073,000	4,035,633
Brunswick Corp.	2.400	08/18/31	2,781,000	2,411,673
Brunswick Corp.	4.400	09/15/32	5,600,000	5,239,541
Cabot Corp.	3.400	09/15/26	732,000	731,501
Cabot Corp.	6.570	10/21/27	500,000	505,478
Canadian Imperial Bank of Commerce	4.450	10/17/30	6,007,000	5,870,659
Canadian Imperial Bank of Commerce	5.200	12/12/35	5,000,000	4,791,462
Capital Impact Partners	5.335	08/01/30	3,000,000	3,008,788
Capital Impact Partners	5.999	08/01/35	3,000,000	3,047,190
Capital One Financial Corp.	4.100	02/09/27	6,040,000	6,035,173
Capital One Financial Corp.	3.650	05/11/27	1,000,000	994,977
Cardinal Health, Inc.	5.350	11/15/34	2,477,000	2,449,427
Carrington Holding Co., LLC (l)	9.250	05/15/29	5,000,000	5,021,173
Carrington Holding Co., LLC (l)	9.750	05/15/31	5,000,000	5,040,426
CDW LLC / CDW Finance Corp.	5.100	03/01/30	1,500,000	1,481,822
CDW LLC / CDW Finance Corp.	3.569	12/01/31	2,250,000	2,034,029
CDW LLC / CDW Finance Corp.	5.550	08/22/34	3,550,000	3,438,854
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (h)(l)	4.750	09/30/31	7,000,000	5,829,965
Cheniere Energy Partners, L.P.	4.500	10/01/29	4,500,000	4,445,822
Cheniere Energy Partners, L.P.	5.550	10/30/35	1,250,000	1,243,710
Cheniere Energy, Inc.	4.625	10/15/28	3,000,000	2,983,825
Choice Hotels Int'l., Inc.	3.700	01/15/31	1,102,000	1,028,215
Choice Hotels Int'l., Inc.	5.850	08/01/34	6,900,000	6,855,911
Cigna Group	5.250	02/15/34	750,000	743,551
Cincinnati Financial Corp.	6.125	11/01/34	4,000,000	4,081,004
Citibank, N.A.	5.570	04/30/34	750,000	760,986
Citigroup Global Markets Holdings Inc. (SOFRRATE - 0.100%, floor 0.000%) (d)	3.544	12/02/62	1,000,000	982,554
Citigroup, Inc. (4.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.341	07/09/28	740,000	664,723
Citigroup, Inc. (4.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.706	11/15/28	245,000	209,898
Citigroup, Inc. (4.0 x (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)	0.609	12/23/29	1,152,000	977,064
Citigroup, Inc. (4.0 x (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	0.090	11/19/30	727,000	557,032
Citigroup, Inc. (4.35 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.458	07/09/33	1,394,000	995,899
Citigroup, Inc. (5.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.204	12/20/33	2,863,000	2,205,512
Citigroup, Inc.	5.050	02/29/36	6,000,000	5,654,469
Citigroup, Inc. (TSFR3M + 0.81161%) (d)	4.554	08/25/36	868,000	814,221
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	3.706	09/27/41	436,000	435,455
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	3.619	12/04/46	1,375,000	1,366,220
Comcast Corp.	5.300	06/01/34	1,750,000	1,720,741
Comcast Corp.	3.200	07/15/36	4,978,000	4,035,537
Conagra Brands, Inc.	5.750	08/01/35	7,250,000	7,155,570
Concentrix Corp.	6.850	08/02/33	7,656,000	7,377,261
Congressional Bancshares, Inc. (Forbright, Inc.) (TSFR3M + 4.390%) (d)(l)	8.047	12/01/29	5,000,000	4,998,147
Constellation Brands, Inc.	3.500	05/09/27	5,298,000	5,264,834
Cousins Properties LP	5.250	07/15/30	7,000,000	6,996,864
Cox Communications, Inc.	6.800	08/01/28	5,000,000	5,123,515
Crown Capital Holdings LLC (e)(f)(l)(m)	12.500	01/15/25	7,000,000	4,200,000
Crown Castle Inc.	2.900	03/15/27	4,695,000	4,654,822
Crown Castle Inc.	3.300	07/01/30	2,467,000	2,298,891
CubeSmart LP	3.125	09/01/26	1,000,000	1,000,000
Customers Bancorp, Inc. (6.875% to 01/15/31, then TSFR3M + 3.420%) (h)	6.875	01/15/36	6,000,000	6,013,450
CVS Health Corp.	5.300	06/01/33	1,000,000	993,275
CVS Health Corp.	4.875	07/20/35	4,770,000	4,516,150
Darden Restaurants, Inc.	3.850	05/01/27	336,000	334,640
Darden Restaurants, Inc.	6.300	10/10/33	3,850,000	4,031,436
Darden Restaurants, Inc.	6.000	08/15/35	1,047,000	1,043,394
Dell Int'l. LLC / EMC Corp.	4.850	02/01/35	3,350,000	3,187,948
Dentsply Sirona Inc.	3.250	06/01/30	8,183,000	7,562,427
Deutsche Bank AG	5.250	01/12/36	5,000,000	4,784,628
Digital Realty Trust, L.P.	5.550	01/15/28	2,000,000	2,018,909
Digital Realty Trust, L.P.	3.600	07/01/29	489,000	471,204
Discovery Global Holdings, Inc.	4.279	03/15/32	3,458,000	3,164,070
Dollar General Corp.	5.000	11/01/32	2,500,000	2,453,157
Dollar General Corp.	5.450	07/05/33	3,560,000	3,557,913
Eagle Bancorp, Inc.	10.000	09/30/29	6,000,000	6,214,897
Eastman Chemical Co.	7.600	02/01/27	7,519,000	7,597,090
eBay Inc.	5.125	11/06/35	7,400,000	7,139,927
Enact Holdings, Inc.	6.250	05/28/29	6,800,000	6,959,047
Energy Transfer LP	4.400	03/15/27	2,429,000	2,428,156
Enstar Group Ltd.	3.100	09/01/31	8,132,000	7,156,299
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)(k)	6.700	06/01/67	7,278,000	7,225,620
EPR Properties	4.950	04/15/28	1,027,000	1,024,994
EPR Properties	3.600	11/15/31	6,547,000	5,956,133
Equifax Inc.	5.100	12/15/27	7,443,000	7,482,261
Essent Group Ltd.	6.250	07/01/29	5,000,000	5,124,065
EverBank Financial Corp. (8.375% to 09/01/29, then TSFR3M + 5.020%) (h)(l)	8.375	09/01/34	4,000,000	4,137,258
EverBank Financial Corp. (7.500% to 09/01/30, then TSFR3M + 4.070%) (h)(l)	7.500	09/01/35	2,000,000	2,036,646
Everest Reinsurance Holdings Inc. (TSFR3M + 2.64661%) (d)(k)	6.387	05/01/67	9,455,000	8,982,207
Exelon Corp.	2.750	03/15/27	5,500,000	5,454,385
Expedia Group, Inc.	4.625	08/01/27	2,100,000	2,101,653
F&G Annuities & Life, Inc.	6.250	10/04/34	7,298,000	6,855,165
FactSet Research Systems Inc.	2.900	03/01/27	4,750,000	4,707,523
FactSet Research Systems Inc.	3.450	03/01/32	2,500,000	2,251,766
Fidelity Federal Bancorp (TSFR3M + 4.05161%, floor 3.790%) (d)(l)	7.805	10/15/28	6,500,000	6,189,855
Fidelity Federal Bancorp (TSFR3M + 4.650%) (d)(l)	8.401	11/01/29	7,000,000	6,948,300
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(j)(k)	7.123	09/30/26	1,498,000	1,496,128
Fifth Third Bancorp (l)	4.000	02/01/29	2,000,000	1,951,040
Fifth Third Bank N.A. (5.332% to 08/25/32, then SOFRRATE + 2.610%) (h)	5.332	08/25/33	8,000,000	7,853,018
First Citizens BancShares, Inc. (5.600% to 09/05/30, then H15T5Y + 1.850%) (h)	5.600	09/05/35	5,000,000	4,862,851
First Financial Bancorp (6.375% to 12/01/30, then TSFR3M + 3.000%) (h)	6.375	12/01/35	3,000,000	3,003,443
First Horizon Bank	5.750	05/01/30	500,000	499,798
Fiserv, Inc.	5.150	03/15/27	4,000,000	4,010,258
Fiserv, Inc.	5.600	03/02/33	3,000,000	2,975,896
Flex Ltd.	6.000	01/15/28	1,000,000	1,011,882
Flex Ltd.	4.875	06/15/29	2,497,000	2,473,710
Flex Ltd.	4.875	05/12/30	1,000,000	981,008
Flex Ltd.	5.375	11/13/35	2,500,000	2,362,281
Flowers Foods, Inc.	5.750	03/15/35	7,132,000	6,714,838
Flowserve Corp.	3.500	10/01/30	2,649,000	2,484,418
Flowserve Corp.	2.800	01/15/32	750,000	658,551
FMC Corp.	3.450	10/01/29	750,000	696,287
FMC Corp.	5.650	05/18/33	3,000,000	2,752,086
FNB Corp. (TSFR3M + 3.28161%) (d)(l)	6.934	12/06/28	3,000,000	2,977,951
FNB Corp. (5.722% to 12/11/29, then SOFRINDX + 1.930%) (h)	5.722	12/11/30	3,000,000	3,002,869
FPL Group, Inc. (NextEra Energy Capital Holdings, Inc.) (TSFR3M + 2.32911%) (d)(k)	6.055	10/01/66	1,535,000	1,372,736
Freeport Minerals Corp.	7.125	11/01/27	642,000	652,467
FS KKR Capital Corp.	3.250	07/15/27	3,000,000	2,926,035
Gartner, Inc.	4.950	03/20/31	2,250,000	2,169,259
GATX Corp.	5.400	03/15/27	3,293,000	3,306,240
GATX Corp.	5.500	06/15/35	1,000,000	987,973
Global Payments Inc.	2.900	05/15/30	6,500,000	5,942,031
Global Payments Inc.	2.900	11/15/31	1,154,000	1,007,816
Globe Life Inc.	5.850	09/15/34	6,750,000	6,821,836
Goldman Sachs Group, Inc.	4.750	03/13/31	5,000,000	4,849,863
Great Ajax Operating Partnership L.P. (c)(l)	9.875	09/01/27	3,500,000	3,484,156
Hanover Bancorp, Inc. (7.250% to 03/15/31, then TSFR3M + 3.860%) (h)	7.250	03/15/36	4,000,000	4,014,218
Hasbro, Inc.	3.550	11/19/26	500,000	498,790
Hasbro, Inc.	6.050	05/14/34	7,600,000	7,815,909
HBT Financial, Inc. (5.750% to 03/15/31, then TSFR3M + 2.330%) (h)(l)	5.750	03/15/36	4,000,000	3,900,193
HCA Inc.	7.500	11/06/33	4,273,000	4,759,364
Healthcare Realty Holdings LP	2.050	03/15/31	3,205,000	2,779,445
Healthpeak OP LLC	1.350	02/01/27	4,600,000	4,540,172
Hewlett Packard Enterprise Co.	4.400	09/25/27	2,500,000	2,495,054
HF Sinclair Corp.	5.750	01/15/31	2,500,000	2,544,623
Highwoods Realty L.P.	3.050	02/15/30	1,834,000	1,704,245
Highwoods Realty L.P.	7.650	02/01/34	4,850,000	5,319,434
Hilltop Holdings Inc. (6.125% to 05/15/30, then TSFR3M + 5.800%) (h)	6.125	05/15/35	5,000,000	4,850,000
Honda Motor Co., Ltd.	5.337	07/08/35	2,500,000	2,452,839
Horace Mann Educators Corp.	7.250	09/15/28	750,000	779,228
Horace Mann Educators Corp.	4.700	10/01/30	3,520,000	3,435,995
Host Hotels & Resorts LP	3.500	09/15/30	625,000	584,591
Host Hotels & Resorts LP	5.500	04/15/35	6,910,000	6,757,843
HSBC Holdings PLC	7.625	05/17/32	1,080,000	1,172,143
Humana Inc.	5.375	04/15/31	2,000,000	2,002,995
Humana Inc.	5.950	03/15/34	4,500,000	4,568,148
Humana Inc.	5.550	05/01/35	500,000	489,665
Huntington Ingalls Industries, Inc.	2.043	08/16/28	2,000,000	1,893,954
Huntsman Int'l. LLC	2.950	06/15/31	3,307,000	2,874,373
Huntsman Int'l. LLC	5.700	10/15/34	4,550,000	4,229,504
Hyatt Hotels Corp.	5.500	06/30/34	6,966,000	6,923,743
Illumina, Inc.	5.750	12/13/27	1,500,000	1,517,002
Independent Bank Corp. (7.2500% to 04/01/30, then TSFR3M + 3.530%) (h)	7.250	04/01/35	5,000,000	5,149,942
Intel Corp.	3.750	03/25/27	1,000,000	996,194
Intel Corp.	3.150	05/11/27	3,127,000	3,098,905
Intel Corp.	4.000	12/15/32	2,000,000	1,853,208
Intel Corp.	5.150	02/21/34	1,000,000	974,054
Intuit Inc.	5.200	09/15/33	1,000,000	986,900
Jabil Inc.	3.950	01/12/28	2,250,000	2,222,262
Jabil Inc.	3.600	01/15/30	1,750,000	1,661,519
Jackson Financial, Inc.	5.170	06/08/27	3,076,000	3,086,188
Jackson Financial, Inc.	3.125	11/23/31	2,500,000	2,213,777
Jackson Financial, Inc.	5.670	06/08/32	2,000,000	1,987,588
Jacobs Engineering Group Inc.	5.900	03/01/33	2,250,000	2,286,813
Jacobs Solutions Inc.	4.750	03/03/31	3,850,000	3,757,341
JBS USA Holding Lux. Sarl/ JBS USA Food Co./ JBS Lux. Co. Sarl	5.750	04/01/33	5,000,000	5,070,960
JM Smucker Co.	6.200	11/15/33	1,750,000	1,835,380
JPMorgan Chase & Co. (TSFR3M + 2.745%) (d)(j)(k)	6.470	10/01/26	4,250,000	4,259,112
Kemper Corp.	2.400	09/30/30	4,500,000	3,926,211
Kemper Corp.	3.800	02/23/32	3,750,000	3,337,552
KeyBank N.A.	4.900	08/08/32	7,000,000	6,741,501
KeySpan Corp. (National Grid USA)	5.875	04/01/33	7,000,000	6,984,955
Kilroy Realty, L.P.	2.650	11/15/33	9,155,000	7,317,730
Kimco Realty OP, LLC	4.850	03/01/35	500,000	478,543
Kinder Morgan Energy Partners, L.P.	5.800	03/15/35	5,500,000	5,579,411
Kinder Morgan Inc.	5.300	12/01/34	1,250,000	1,231,595
Kraft Heinz Foods Co.	3.875	05/15/27	1,332,000	1,327,397
Kraft Heinz Foods Co.	5.000	07/15/35	1,500,000	1,432,200
Lawrence Bancshares, Inc. (8.500% to 06/30/30, then (TSFR3M + 4.790%) (h)(l)	8.500	06/30/35	7,000,000	7,093,331
Lear Corp.	3.800	09/15/27	7,063,000	7,002,020
Lear Corp.	2.600	01/15/32	1,000,000	871,352
Leggett & Platt, Inc.	4.400	03/15/29	8,165,000	7,882,087
Leidos, Inc.	7.125	07/01/32	2,518,000	2,695,733
Lennar Corp.	5.000	06/15/27	3,151,000	3,156,828
Lennox Int'l. Inc.	1.700	08/01/27	1,500,000	1,462,318
Liberty Property LP	3.250	10/01/26	5,000,000	4,992,062
Life Storage LP	3.875	12/15/27	2,154,000	2,133,753
Lincoln Center for the Performing Arts, Inc.	3.706	12/01/35	2,065,000	1,715,242
Lincoln National Corp. (TSFR3M + 2.61911%) (d)(k)	6.360	05/17/66	28,628,000	24,936,664
Lincoln National Corp. (TSFR3M + 2.30161%) (d)(k)	6.031	04/20/67	24,884,000	20,354,483
LKQ Corp.	6.250	06/15/33	6,775,000	6,934,754
Loews Corp.	6.000	02/01/35	1,000,000	1,039,347
LPL Holdings, Inc.	5.650	03/15/35	7,250,000	7,095,236
Marex Group PLC	5.829	05/08/28	5,000,000	5,026,264
Marex Group PLC	6.404	11/04/29	2,000,000	2,034,741
Marvell Technology, Inc.	4.875	06/22/28	6,000,000	6,009,380
MasTec, Inc.	5.900	06/15/29	7,000,000	7,134,800
Mather Foundation	2.675	10/01/31	1,500,000	1,322,686
Medallion Financial Corp. (l)	9.250	09/30/28	5,000,000	5,062,500
Merck Sharp & Dohme Corp. (TSFR3M - 0.18839%) (d)	3.579	11/28/41	1,000,000	997,265
Meridian Corp. (TSFR3M + 3.950%) (d)	7.684	12/30/29	10,000,000	9,978,595
Meta Platforms, Inc.	4.875	05/15/33	2,000,000	1,931,915
MetLife, Inc.	5.300	12/15/34	1,250,000	1,245,584
MGIC Investment Corp.	5.250	08/15/28	7,376,000	7,356,080
MidAmerican Energy Holdings Co. (Berkshire Hathaway Energy Co.)	6.125	04/01/36	3,000,000	3,118,921
MidAmerican Funding, LLC	6.927	03/01/29	3,000,000	3,134,539
Motorola Solutions, Inc.	6.500	11/15/28	248,000	253,230
MPLX LP	4.250	12/01/27	1,109,000	1,103,762
MS Transverse Insurance Group, LLC (l)	6.000	12/15/26	5,000,000	5,000,444
MSCI Inc.	5.250	09/01/35	2,500,000	2,394,319
National Bank of Canada	5.000	04/09/29	3,000,000	2,960,517
National Bank of Canada	4.500	01/29/31	5,000,000	4,866,734
National Health Investors, Inc.	3.000	02/01/31	8,186,000	7,341,808
Newport Realty Trust, Inc. (e)(f)(l)(m)	15.000	12/01/25	8,995,177	4,947,347
Newport Realty Trust, Inc. (e)(f)(m)	15.000	12/01/25	899,518	494,735
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(l)	8.579	09/30/27	5,000,000	4,993,150
NMI Holdings, Inc.	6.000	08/15/29	2,000,000	2,027,100
Northpointe Bancshares, Inc. (9.000% to 09/01/29, then TSFR3M + 5.500%) (h)(l)	9.000	09/01/34	3,000,000	3,159,925
NVIDIA Corp.	4.750	06/15/33	1,500,000	1,452,128
NXP B.V. / NXP Funding LLC / NXP USA, Inc.	4.400	06/01/27	4,658,000	4,650,243
OceanFirst Financial Corp. (6.375% to 11/15/30, then TSFR3M + 3.075%) (h)	6.375	11/15/35	4,000,000	4,000,000
Omega Healthcare Investors, Inc.	3.625	10/01/29	1,150,000	1,097,395
Omega Healthcare Investors, Inc.	3.375	02/01/31	3,675,000	3,373,395
Omega Healthcare Investors, Inc.	3.250	04/15/33	3,000,000	2,604,918
Oracle Corp.	4.300	07/08/34	4,500,000	3,885,744
Oracle Corp.	5.200	09/26/35	3,000,000	2,689,203
Orange & Rockland Utilities, Inc.	6.500	12/01/27	2,300,000	2,327,875
Parkway Bancorp, Inc. (TSFR3M + 5.65161%) (d)(l)	9.384	03/31/30	3,000,000	3,000,972
Pathfinder Bancorp, Inc. (TSFR3M + 5.320%) (d)	9.113	10/15/30	9,650,000	9,546,615
PCAP Holdings LP (e)(f)(l)(m)	6.500	07/15/28	10,000,000	1,000,000
Pedcor Bancorp (TSFR3M + 4.86161%, floor 0.000%) (d)(l)	8.602	02/15/29	3,000,000	2,936,846
Pelorus Fund REIT LLC (l)	7.000	09/30/26	5,000,000	4,996,632
Peoples Financial Services Corp. (7.750% to 06/15/30, then TSFR3M + 4.110%) (h)	7.750	06/15/35	4,000,000	4,179,497
Pepco Holdings LLC	7.450	08/15/32	1,000,000	1,081,758
Peraton Enterprise Solutions LLC	7.450	10/15/29	2,000,000	2,070,249
Physicians Realty Trust (DOC DR LLC)	2.625	11/01/31	2,500,000	2,205,676
Piedmont Operating Partnership, LP	2.750	04/01/32	8,854,000	7,555,243
Pinnacle Financial Partners, Inc. (TSFR3M + 3.03661%, floor 3.040%) (d)	6.701	09/15/29	5,000,000	4,957,937
Polaris Inc.	6.950	03/15/29	7,250,000	7,536,838
Post Brothers Holdings LLC (e)(f)(l)(m)	9.000	08/18/27	5,000,000	4,729,175
Puget Energy. Inc.	5.725	03/15/35	5,000,000	4,931,655
PulteGroup Inc.	6.375	05/15/33	1,300,000	1,370,583
Qorvo, Inc.	4.375	10/15/29	7,500,000	7,207,756
Qualcomm Inc.	5.000	05/20/35	1,500,000	1,455,116
Radian Group Inc.	6.200	05/15/29	6,749,000	6,927,816
Ready Capital Corp.	5.500	12/30/28	10,000,000	7,964,000
ReadyCap Holdings, LLC (l)	4.500	10/20/26	10,000,000	9,888,330
Realty Income Corp.	1.800	03/15/33	1,000,000	815,063
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)(k)	6.591	12/15/65	12,898,000	12,420,734
Reliable Community Bancshares, Inc. (7.000% to 01/30/31, then TSFR3M + 3.410%) (h)(l)	7.000	01/30/36	5,000,000	4,903,680
Rockwell Collins, Inc.	3.500	03/15/27	1,400,000	1,389,603
Roper Technologies, Inc.	1.400	09/15/27	1,675,000	1,624,874
Roper Technologies, Inc.	4.900	10/15/34	500,000	474,276
RPM Int'l., Inc.	3.750	03/15/27	1,513,000	1,504,958
Sabra Health Care LP	3.900	10/15/29	2,000,000	1,931,984
Sabra Health Care LP	3.200	12/01/31	5,300,000	4,744,919
Safehold GL Holdings LLC	5.650	01/15/35	6,000,000	5,950,062
Salesforce, Inc.	5.200	03/15/33	6,500,000	6,416,676
SCRE Intermediate Holdco, LLC (7.000% to 2/15/27, 7.250% to 02/15/28, 7.500% to 02/15/29, 7.750% to 08/15/29, then 8.750%) (g)(l)(o)	7.000	02/15/30	8,000,000	7,520,000
Security Capital Group, Inc.	7.500	12/01/27	840,000	860,730
Sempra	3.250	06/15/27	4,553,000	4,504,219
Shore Bancshares, Inc. (6.250% to 11/15/30, then TSFR3M + 2.880%) (h)	6.250	11/15/35	3,000,000	2,989,970
Simmons First National Corp. (6.250% to 10/01/30, then TSFR3M + 3.020%) (h)	6.250	10/01/35	5,000,000	4,977,582
Simon Property Group, L.P.	4.750	09/26/34	4,187,000	3,997,600
SmartFinancial, Inc. (7.250% to 09/01/30, then TSFR3M + 3.850%) (h)	7.250	09/01/35	4,000,000	4,130,400
South Street Securities Funding LLC (l)	6.250	12/30/26	5,000,000	5,001,696
Southern National Bancorp of Virginia, Inc. (Primis Financial Corp.) (TSFR3M + 5.310%) (d)	8.966	09/01/30	2,000,000	1,989,783
Southern Power Co.	4.900	10/01/35	2,400,000	2,269,271
Southside Bancshares, Inc. (7.000% to 08/15/30, then TSFR3M + 3.570%) (h)	7.000	08/15/35	4,000,000	4,070,240
Stanley Black & Decker Inc.	3.000	05/15/32	1,129,000	1,006,071
Stewart Information Services Corp.	3.600	11/15/31	7,750,000	6,783,079
Store Capital LLC	4.500	03/15/28	3,500,000	3,476,621
Sumisho Air Lease Corp.	3.000	02/01/30	7,500,000	6,979,679
Sumitomo Mitsui Financial Group, Inc.	5.776	07/13/33	2,000,000	2,038,960
Sumitomo Mitsui Financial Group, Inc.	5.632	01/15/35	1,500,000	1,509,265
Synchrony Financial	3.950	12/01/27	2,000,000	1,977,616
Synchrony Financial	5.150	03/19/29	5,500,000	5,484,507
Sysco Corp.	6.000	01/17/34	500,000	513,737
Take-Two Interactive Software, Inc.	3.700	04/14/27	3,801,000	3,784,354
Take-Two Interactive Software, Inc.	5.600	06/12/34	1,500,000	1,508,515
Tanger Properties LP	3.875	07/15/27	330,000	$327,878
TD SYNNEX Corp.	6.100	04/12/34	2,500,000	2,542,757
Texas State Bankshares, Inc. (TSFR3M + 3.81161%, floor 3.550%) (d)(l)	7.476	06/15/29	4,000,000	3,981,941
Textron Inc.	3.650	03/15/27	1,750,000	1,741,684
Textron Inc.	6.100	11/15/33	2,850,000	2,957,188
The Bancorp, Inc.	7.375	09/01/30	5,000,000	5,122,230
The Conservation Fund	3.474	12/15/29	2,502,000	2,360,480
Time Warner Inc. (Warner Media LLC)	7.700	05/01/32	2,250,000	2,160,000
Toll Brothers Finance Corp.	4.875	03/15/27	1,375,000	1,376,069
Toll Brothers Finance Corp.	4.350	02/15/28	3,000,000	2,985,732
Toronto-Dominion Bank	5.000	07/11/30	4,000,000	3,947,346
TransCanada PipeLines Ltd. (TSFR3M + 2.47161%) (d)(k)	6.212	05/15/67	18,223,000	16,972,741
Truist Bank	2.250	03/11/30	1,500,000	1,360,929
Truist Financial Corp. (6.669% to 09/01/29, then H15T5Y + 3.003%) (h)(j)(k)	6.669	03/01/27	10,552,000	10,590,198
Tyson Foods, Inc.	3.550	06/02/27	4,750,000	4,720,105
Tyson Foods, Inc.	5.700	03/15/34	2,500,000	2,532,984
U.S. Bank N.A. (TSFR3M - 0.3839%) (d)	3.702	02/23/56	5,000,000	4,968,106
UDR, Inc.	3.100	11/01/34	2,192,000	1,843,745
United Rentals N.A., Inc.	3.875	11/15/27	3,000,000	2,959,881
UnitedHealth Group Inc.	4.625	07/15/35	1,500,000	1,417,648
Universal Insurance Holdings, Inc. (l)	7.750	06/30/31	4,000,000	3,976,330
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(l)	7.542	09/01/28	6,000,000	5,822,234
Ventas Realty, LP	5.625	07/01/34	1,250,000	1,257,760
Ventas Realty, LP	5.000	01/15/35	2,000,000	1,925,256
VeriSign, Inc.	2.700	06/15/31	2,500,000	2,225,241
VICI Properties L.P.	4.950	02/15/30	7,000,000	6,902,015
Virginia Electric and Power Co.	6.000	01/15/36	3,400,000	3,510,290
Voya Financial, Inc.	5.000	09/20/34	6,500,000	6,259,351
Wachovia Corp.	5.500	08/01/35	3,000,000	2,952,955
Washington Gas Light Co.	6.400	07/22/27	850,000	861,962
Waypoint Residential LLC (e)(l)(n)	0.000	12/31/29	4,496,594	1,573,808
Waypoint Residential LLC (e)(l)(n)	0.000	12/31/31	5,403,406	810,511
Wells Fargo & Co.	4.300	07/22/27	1,500,000	1,497,737
Wells Fargo & Co. (TSFR3M + 0.26161%) (d)	4.029	11/27/46	7,817,000	7,792,312
Western Capital Corp. (l)	6.875	12/15/30	5,000,000	4,998,479
Western Midstream Operating, LP	6.350	01/15/29	5,000,000	5,149,831
Western Union Co.	4.750	06/15/29	5,000,000	4,923,369
Willis North America Inc.	4.650	06/15/27	3,000,000	3,001,183
Zimmer Biomet Holdings, Inc.	5.200	09/15/34	1,250,000	1,225,315
Zimmer Biomet Holdings, Inc.	4.250	08/15/35	1,302,000	1,175,242
Zions Bancorp	3.250	10/29/29	9,092,000	8,522,445

Residential Mortgage-Backed Securities - 3.2%				59,963,122
Brean Asset Backed Securities Trust, Series 2024-RM8 A1 (l)	4.500	05/25/64	1,274,967	1,247,267
Brean Asset Backed Securities Trust, Series 2024-RM8 A2 (l)	4.500	05/25/64	8,000,000	7,688,606
Brean Asset Backed Securities Trust, Series 2025-RM11 A1 (l)	4.750	05/25/65	4,752,141	4,641,330
Brean Asset Backed Securities Trust, Series 2025-RM12 A1 (l)	4.500	07/25/65	5,424,050	5,261,708
Brean Asset Backed Securities Trust, Series 2025-RM13 A1 (l)	4.250	10/25/65	2,975,401	2,852,137
Brean Asset Backed Securities Trust, Series 2025-RM13 A2 (l)	4.250	10/25/65	2,000,000	1,860,152
Brean Asset Backed Securities Trust, Series 2026-RM14 A1 (l)	4.250	01/25/66	6,000,000	5,746,482
Brean Asset Backed Securities Trust, Series 2026-RM14 A2 (l)	4.250	01/25/66	3,500,000	3,243,070
Brean Asset Backed Securities Trust, Series 2026-RM15 A1 (l)	4.250	04/25/66	3,971,204	3,787,838
Brean Asset Backed Securities Trust, Series 2026-RM15 A2 (l)	4.250	04/25/66	2,000,000	1,843,862
Brean Asset Backed Securities Trust, Series 2026-RM17 A1 (l)	4.500	07/25/66	6,000,000	5,738,285
Brean Asset Backed Securities Trust, Series 2026-RM17 A2 (l)	4.500	07/25/66	2,000,000	1,858,529
Finance of America Structured Securities Trust, Series 2026-PC2 A1 (l)	4.500	06/25/56	4,898,005	4,732,262
Finance of America Structured Securities Trust, Series 2026-S1 A1 (l)	3.500	03/25/56	2,910,668	2,821,562
Finance of America Structured Securities Trust, Series 2026-S1 A2 (l)	3.500	03/25/56	3,880,891	3,751,678
Finance of America Structured Securities Trust, Series 2026-S1 A3 (l)	3.500	03/25/56	2,910,668	2,810,646
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	81,122	77,708

Taxable Municipal Bonds - 0.0%^				359,803
Buffalo State College Foundation Housing Corp.	2.600	11/01/28	380,000	359,803

U.S. Government & Agency Securities - 1.6%				29,486,789
Federal Home Loan Banks	5.250	08/13/35	5,000,000	4,920,624
Federal Home Loan Banks	5.050	09/24/35	5,000,000	4,943,127
Federal Home Loan Banks	5.000	09/25/35	5,000,000	4,932,495
Federal Home Loan Banks	5.000	11/07/35	5,000,000	4,903,541
Federal Home Loan Banks	5.000	12/12/35	5,000,000	4,881,725
Federal Home Loan Banks	5.000	03/25/36	5,000,000	4,905,277

U.S. Government Agency Mortgage-Backed Securities - 0.1%				1,918,239
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,025,291	269,291
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	1,773,128	1,514,554
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 x (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)	0.865	10/15/42	4,310,747	134,394

SHORT-TERM INVESTMENTS - 5.3%				99,618,299
(COST $99,614,220)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	3.590		100,000	100,000

U.S. Government & Agency Securities - 5.3%				99,518,299
U.S. Treasury Bills (b)	1.825	09/03/26	10,000,000	9,997,991
U.S. Treasury Bills (b)	2.838	09/10/26	10,000,000	9,990,959
U.S. Treasury Bills (b)	3.397	09/29/26	10,000,000	9,971,689
U.S. Treasury Bills (b)	3.447	10/06/26	10,000,000	9,964,126
U.S. Treasury Bills (b)	3.498	10/13/26	10,000,000	9,956,647
U.S. Treasury Bills (b)	3.558	10/20/26	10,000,000	9,948,781
U.S. Treasury Bills (b)	3.613	11/03/26	10,000,000	9,934,528
U.S. Treasury Bills (b)	3.861	11/10/26	10,000,000	9,927,624
U.S. Treasury Bills (b)	3.666	11/17/26	10,000,000	9,920,326
U.S. Treasury Bills (b)	3.876	12/01/26	10,000,000	9,905,628

TOTAL INVESTMENTS - 98.9% (COST $1,985,018,479)				1,870,944,662

NET OTHER ASSETS AND LIABILITIES - 1.1%				21,404,987

NET ASSETS - 100.0%				$1,892,349,649

a)	Rate shown represents the 7-day yield at August 31, 2026.
b)	Rate shown represents the current yield for U.S. Treasury Bills at August 31, 2026.
c)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
e)	Non-income producing security.
f)	Issuer in default on interest and/or principal repayment.
g)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at August 31, 2026.
h)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
i)	Payment-in-kind security which may pay interest/dividends in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
j)	Perpetual maturity. Date shown represents next contractual call date.
k)	Hybrid security. Security has characteristics of both a debt and equity security.
l)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of these securities was $415,047,254, representing 21.93% of net assets.
m)	Illiquid security at August 31, 2026. At August 31, 2026, the aggregate value of these securities was $42,472,563, representing 2.24% of net assets.
n)	Security is fair valued in good faith in accordance with procedures approved by the Board of Directors. At August 31, 2026, these securities amounted to a value of $8,248,497 or 0.44% of net assets.
o)	Payment-in-kind security which may pay interest/dividends in additional par and/or in cash beginning February 15, 2027.
^	Rounds to 0.0%.

Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRINDX	U.S. Secured Overnight Financing Rate Compound Index
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
B.V.	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
CDFI	Community Development Financial Institution
DAC	Designated Activity Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$ —	$ 149,788,765	$ —	$ 149,788,765
Commercial mortgage-backed securities	—	148,124,419	—	148,124,419
Corporate bonds	—	1,381,685,226	—	1,381,685,226
Residential mortgage-backed securities	—	59,963,122	—	59,963,122
Taxable municipal bonds	—	359,803	—	359,803
U.S. government & agency securities	—	29,486,789	—	29,486,789
U.S. government agency mortgage-backed securities	—	1,918,239	—	1,918,239
Total bonds	—	1,771,326,363	—	1,771,326,363
Short-term investments
Money market funds	100,000	—	—	100,000
U.S. government & agency securities	—	99,518,299	—	99,518,299
Total short-term investments	100,000	99,518,299	—	99,618,299
Total investments	$ 100,000	$ 1,870,844,662	$ —	$ 1,870,944,662

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2025	$ 100,000	$ 340,000	$ 440,000
Purchases	—	—	—
Sales	—	—	—
Net realized gain (loss)	(4,683,952)	(16,215,857)	(20,899,809)
Net change in unrealized appreciation (depreciation)	4,583,952	15,875,857	20,459,809
Accrued interest	—	—	—
Transfers into level 3	—	—	—
Transfers out of level 3	—	—	—
Balance as of August 31, 2026	$ —	$ —	$ —

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2026

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.